Sep. 20, 2019
American Century Mutual Funds, Inc | ADAPTIVE EQUITY FUND

American Century Mutual Funds, Inc. Summary Prospectus and Prospectus Supplement Adaptive Equity Fund
Supplement dated September 21, 2019 ■ Summary Prospectus and Prospectus dated March 1, 2019

Stephen Pool is no longer a portfolio manager for the fund.

The Board of Directors has approved a plan of liquidation for the Adaptive Equity Fund. Under the plan, the liquidation date of the fund will be December 12, 2019.
The fund will be closed to all new accounts on November 11, 2019 and closed to all new investments, except reinvested distributions, as of the close of the New York Stock Exchange on December 2, 2019.
To prepare for the closing and liquidation of the fund, the fund’s portfolio managers plan to increase the portion of assets held in cash and similar investments to pay expenses and meet redemption requests. In doing so, the portfolio managers may sell securities to increase cash and cash equivalents exposure up to 100% of the portfolio. As a result, the fund will not be pursuing its stated investment objectives.